Related Party Transactions (Details 1) - USD ($)	Feb. 28, 2026	Feb. 28, 2025
ZhongXin Marine (Zhoushan) Satellite Communications Equipment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party payable	$ 7,938